Stockholders' Equity - Summary of Terms of Outstanding Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Class of Stock [Line Items]
Total Common Shares Issuable	6,642,344	7,099,010
May 2015 - Private Placement Warrants [Member]
Class of Stock [Line Items]
Date Issued	Mar. 18, 2015
Expiry Date	Mar. 18, 2020
Exercise Price	$ 0.85
Total Common Shares Issuable	917,149	917,149
June 2016 - Note and Warrant Agreement [Member]
Class of Stock [Line Items]
Date Issued	Jun. 07, 2016
Expiry Date	Jun. 07, 2021
Exercise Price	$ 0.30
Total Common Shares Issuable	2,284,000	2,374,000
March 2017 - Private Placement Warrants [Member]
Class of Stock [Line Items]
Date Issued	Mar. 22, 2017
Expiry Date	Mar. 22, 2022
Exercise Price	$ 0.30
Total Common Shares Issuable	3,441,195	3,807,861